Other Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Intangible assets:
Finite-Lived Intangible Assets, Net, Total	$ 47,570,000	$ 23,263,000
Other assets:
Prepaid expenses	10,375,000	11,566,000
Deposits	6,788,000	17,306,000
Other assets	2,893,000	3,473,000
Other assets, net	67,626,000	55,608,000
Other Assets (Textual) [Abstract]
Amortization expense	8,200,000	6,600,000	7,100,000
Future Amortization expense, 2012	11,000,000
Future Amortization expense, 2013	10,100,000
Future Amortization expense, 2014	7,400,000
Future Amortization expense, 2015	3,900,000
Future Amortization expense, 2016	3,300,000
Leases, Acquired-in-Place [Member]
Intangible assets:
Finite-Lived Intangible Assets, Net, Total	24,798,000	14,228,000
Tenant Relations [Member]
Intangible assets:
Finite-Lived Intangible Assets, Net, Total	$ 22,772,000	$ 9,035,000